UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08128

Name of Fund:	W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue New York, New York 10022

Name and address of agent for service:	W.P. Stewart & Co., Inc. 527 Madison Avenue New York, New York 10022 Attention: Michael W. Stamm

(copy to) Davis Polk & Wardwell 450 Lexington Avenue New York, New York 10017 Attention: Nora M. Jordan

Registrant’s telephone number, including area code: (212) 750-8585

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments
March 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - 98.4%

Consumer Products - 6.9%
Procter & Gamble Company	100,700	$6,360,212

Data Processing/Management - 4.4%
Paychex, Inc.	106,500	4,033,155

Diversified Industrial - 4.9%
General Electric Company	126,700	4,480,112

Drug Stores - 6.2%
Walgreen Company	125,000	5,736,250

Drugs & Health Care - 12.1%
Amgen Inc.(a)	76,750	4,288,790
Johnson & Johnson	38,450	2,316,997
Wyeth	90,400	4,522,712
		11,128,499

E-Commerce/Services - 4.9%
eBay Inc.(a)	135,200	4,481,880

Finance & Banking - 11.5%
American Express Company	112,595	6,350,358
Charles Schwab Corporation	234,100	4,281,689
		10,632,047

Food & Beverages - 14.9%
Kellogg Company	87,450	4,497,553
PepsiCo, Inc.	94,900	6,031,844
Wm. Wrigley Jr. Company	62,500	3,183,125
		13,712,522

Medical Instruments & Supplies - 2.1%
Stryker Corporation	29,500	1,956,440

Multimedia - 12.5%
The Walt Disney Company	215,900	7,433,437
Time Warner Inc.	206,200	4,066,264
		11,499,701

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - (Continued)

Retail - 10.4%
Target Corporation	114,025	$6,757,122
Whole Foods Market, Inc.	62,800	2,816,580
		9,573,702

Wireless Communications - 7.6%
Qualcomm Inc.	163,000	6,953,580

TOTAL COMMON STOCKS - (Cost $79,926,512)		90,548,100

SHORT TERM INVESTMENTS - 1.8%

Repurchase Agreement - 1.8%
	Principal Amount
Agreement with State Street Corporation, 2.55%, dated 03/30/2007, to be repurchased at $1,672,355 on 04/02/2007, collateralized by $1,260,000 U.S. Treasury Bond, 8.75% maturing 05/15/2017 (value $1,708,844)	1,672,000	1,672,000

TOTAL SHORT TERM INVESTMENTS - (Cost $1,672,000)		1,672,000

Total Investments - (Cost $81,598,512) - 100.2%		92,220,100
Liabilities in Excess of Other Assets - (0.2)%		(215,913)
Net Assets - 100.0%		$92,004,187

(a) No dividends paid on security.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $11,550,573 and $928,985 respectively, resulting in net unrealized appreciation of $10,621,588.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer, whose certifications are included herewith, have concluded based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such disclosure controls and procedures are adequate, effective, and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:	/s/ John C. Mahler, Jr.
John C. Mahler, Jr.,
President of W.P. Stewart & Co. Growth Fund, Inc.

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John C. Mahler, Jr.
John C. Mahler, Jr.,
President of W.P. Stewart & Co. Growth Fund, Inc.

Date:	May 30, 2007

By:	/s/ Susan G. Leber
Susan G. Leber,
Director, Treasurer and Principal Financial Officer of W.P. Stewart & Co. Growth Fund, Inc.

Date:	May 30, 2007